Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net income and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2013	2012
Net earnings attributable to shareholders of APUC	$20,296	$14,532
Series A preferred shares dividend	5,400	769
Net earnings attributable to common shareholders of APUC	$14,896	$13,763
Discontinued operations	$(42,011)	$1,043
Net earnings attributable to common shareholders of APUC from continuing operations - Basic and Diluted	$56,907	$12,720
Weighted average number of shares
Basic	204,350,689	158,304,340
Dilutive effect of share-based awards	980,697	605,281
Diluted	205,331,386	158,909,621